Share-based Compensation - Valuation assumptions (Details) - Employee stock option	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation assumptions
Expected volatility, minimum			57.60%
Expected volatility, maximum			58.00%
Weighted average volatility			57.90%
Expected dividends
Risk-free rate, minimum			2.70%
Risk-free rate, maximum			3.60%
Minimum
Valuation assumptions
Contractual term (in years)			6 years
Maximum
Valuation assumptions
Contractual term (in years)			7 years